MATERIAL ACCOUNTING POLICY INFORMATION - Disclosure of detailed information about estimated useful lives of property, plant and equipment (Details)	12 Months Ended
Sep. 30, 2025
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	25 years
Growing and processing equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	2 years
Growing and processing equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years
Computer equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	3 years
Computer equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years
Leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	20 years